Stock Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Weighted Average Fair Value of Stock Options Granted

The weighted average grant date fair value of stock options granted during 2012, 2011 and 2010 was estimated at $18.01, $23.27 and $13.67 per share, respectively, using the Black-Scholes option-pricing model based on the following assumptions:

	2012	2011	2010
Risk-free interest rate	0.9%	2.2%	2.5%
Dividend yield	2.8%	2.2%	2.2%
Expected life in years	4.1	4.1	4.1
Expected volatility	42.0%	45.0%	42.0%

Schedule of Number of Restricted Stock Units

Information on the number of RSUs and stock options related to the Plan during the period 2010 to 2012 is as follows:

RSUs	2012	2011	2010
Outstanding at beginning of year	320,122	360,928	351,659
Granted	72,900	64,599	102,120
Shares issued	(172,212)	(84,294)	(83,243)
Cancelled/Forfeited/Expired	(9,192)	(21,111)	(9,608)

Outstanding at end of year	211,618	320,122	360,928

Schedule of Number of Stock Options

STOCK OPTIONS	Number of options	Weighted average exercise price
Outstanding at Dec 31, 2009	1,586,618	$35.41
Granted	303,960	44.80
Exercised	(717,837)	30.90
Cancelled/Forfeited/Expired	(16,775)	53.96

Outstanding at Dec 31, 2010	1,155,966	$40.31

Granted	193,833	72.95
Exercised	(244,218)	40.32
Cancelled/Forfeited/Expired	(32,579)	38.38

Outstanding at Dec 31, 2011	1,073,002	$46.26

Granted	218,695	67.00
Exercised	(254,440)	33.26
Cancelled/Forfeited/Expired	(25,027)	50.59

Outstanding at Dec 31, 2012	1,012,230	$53.91

Schedule of Options Exercisable

STOCK OPTIONS	Number of options	Weighted average exercise price
Outstanding at Dec 31, 2009	1,586,618	$35.41
Granted	303,960	44.80
Exercised	(717,837)	30.90
Cancelled/Forfeited/Expired	(16,775)	53.96

Outstanding at Dec 31, 2010	1,155,966	$40.31

Granted	193,833	72.95
Exercised	(244,218)	40.32
Cancelled/Forfeited/Expired	(32,579)	38.38

Outstanding at Dec 31, 2011	1,073,002	$46.26

Granted	218,695	67.00
Exercised	(254,440)	33.26
Cancelled/Forfeited/Expired	(25,027)	50.59

Outstanding at Dec 31, 2012	1,012,230	$53.91

OPTIONS EXERCISABLE
At December 31, 2010	854,056	$38.73
At December 31, 2011	886,605	$40.65
At December 31, 2012	796,720	$50.37

Stock Options Outstanding
Schedule of Stock Option Plans

The following summarizes information about stock options outstanding and exercisable on December 31, 2012:

RANGE OF EXERCISE PRICES	Number outstanding	Remaining contract life (in years)	Weighted average exercise price
$16.31 – $19.96	104,700	6.14	$16.31
$21.36 – $29.37	2,150	0.01	21.36
$40.26 – $49.60	299,590	4.86	45.63
$51.67 – $72.95	605,790	7.32	64.61

	1,012,230	6.46	$53.91

Stock Options
Schedule of Stock Option Plans

RANGE OF EXERCISE PRICES	Number exercisable	Remaining contract life (in years)	Weighted average exercise price
$16.31 – $19.96	104,700	6.14	$16.31
$21.36 – $29.37	2,150	0.01	21.36
$40.26 – $49.60	299,590	4.86	45.63
$51.67 – $72.95	390,280	6.32	63.30

	796,720	5.73	$50.37